FI - Difference between fair value and unpaid principle balances (Details 9) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Cash and Due from Banks	SFr 356	SFr 115
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	85,556	81,818
Loans	12,662	14,873
Other assets	10,402	7,263
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(10,715)	(14,828)
Short-term borrowings	(11,333)	(8,068)
Long-term debt	(70,331)	(63,935)
Other liabilities	(7,891)	(9,001)
Aggregate fair value
Loans
Non-interest-earning loans	543	640
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	85,556	81,818
Loans	12,662	14,873
Other assets	9,710	6,706
Due to banks and customer deposits	(582)	(859)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(10,715)	(14,828)
Short-term borrowings	(11,333)	(8,068)
Long-term debt	(70,331)	(63,935)
Other liabilities	(709)	(2,068)
Aggregate unpaid principal
Loans
Non-interest-earning loans	3,235	3,493
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	85,463	81,637
Loans	13,104	15,441
Other assets	12,006	9,240
Due to banks and customer deposits	(508)	(778)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(10,719)	(14,827)
Short-term borrowings	(11,187)	(8,647)
Long-term debt	(72,126)	(70,883)
Other liabilities	(1,681)	(3,125)
Difference
Loans
Non-interest-earning loans, Difference	(2,692)	(2,853)
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	93	181
Loans	(442)	(568)
Other assets	(2,296)	(2,534)
Due to banks and customer deposits	(74)	(81)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	4	(1)
Short-term borrowings	(146)	579
Long-term debt	1,795	6,948
Other liabilities	SFr 972	SFr 1,057